Leased Property Costs (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Leased Property Costs 1		$ 306,000
Commitments And Contingencies Leased Property Costs 2		17,000
Commitments And Contingencies Leased Property Costs 3		323,000
Commitments And Contingencies Leased Property Costs 1	218,000
Commitments And Contingencies Leased Property Costs 2	17,000
Commitments And Contingencies Leased Property Costs 3	$ 235,000